LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities
Schedule of lease liabilities

		Consolidated
	12/31/2025	12/31/2024
Leases	2,469,723	2,122,768
Adjusted present value - Leases	(1,375,984)	(1,282,463)
	1,093,739	840,305
Classified:
Current	238,702	206,323
Non-current	855,037	633,982
	1,093,739	840,305

Schedule of average rates

12/31/2025
Contract term (in years)	Incremental Rate (p.a.)
1	16.04%
2	15.56%
3	15.09%
5	11.14%

Schedule of reconciliation of lease liabilities

			Consolidated
	Ref.	12/31/2025	12/31/2024
Opening balance		840,305	733,761
New leases		72,305	14,117
Contract review		244,543	285,533
Write-off		(12,050)	(915)
Payments		(371,467)	(308,201)
Interest appropriated		115,529	99,998
Acquisition of stakes in subsidiaries	3	209,178
Exchange variation		(4,604)	16,012
Net balance		1,093,739	840,305

Schedule of expected minimum payments

				Consolidated
	Less than one year	Between one and five years	Over five years	Total
Leases	267,053	801,602	1,401,068	2,469,723
Adjusted present value - Leases	(28,351)	(351,210)	(996,423)	(1,375,984)
	238,702	450,392	404,645	1,093,739

Schedule of recoverable PIS and COFINS

		Consolidated
	12/31/2025	12/31/2024
Leases	2,376,597	2,040,811
Adjusted present value - Leases	(1,371,252)	(1,279,742)
Potencial PIS and COFINS credit	219,835	188,775
Adjusted present value – Potential PIS and COFINS credit	(126,841)	(118,376)

Schedule of measurement of the lease liability

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Contract less than 12 months		880	3,746
Lower Assets value	13,161	11,455	14,986
Variable lease payments	355,769	355,359	411,996
	368,930	367,694	430,728